ASSET RETIREMENT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

NOTE 10: ASSET RETIREMENT OBLIGATIONS

The Company has asset retirement obligations as a result of its farming production facilities which are often located in leased spaces. The Company builds vertical farming production facilities within leased space including growing racks, electrical systems, water systems, storage areas, and production lines. The lease agreements often require the Company to return the leased space to its original state upon vacating the space at the end of the lease term.

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

The Company estimates asset retirement obligations which includes the total cost of disposing of the farming production facility and equipment from the leased space at the end of the lease term. The Company records the asset retirement obligations at fair value in accordance with ASC 410–20, Asset Retirement Obligations. The asset retirement obligation is valued using the Company’s incremental borrowing rate and is accreted over the expected lease term. The Company capitalizes the future cost of the retirement activities as part of the carrying amount of the farming production facilities at the in–service date. The asset is then depreciated on a straight–line basis over the expected lease term of the space.

The following table provides all changes to the company’s asset retirement obligations.

In thousands
Asset retirement obligations at December 31, 2020	$588
Accretion expenses	5
Asset retirement obligations at March 31, 2021	593
Accretion expenses	13
Asset retirement obligations at June 30, 2021	$606

Asset retirement obligations at December 31, 2021	$1,527
Accretion expenses	63
Asset retirement obligations at March 31, 2022	1,590
Accretion expenses	32
Asset retirement obligations at June 30, 2022	$1,622

NOTE 9: ASSET RETIREMENT OBLIGATIONS

The Company has asset retirement obligations as a result of its farming production facilities which are often located in leased spaces. The Company builds vertical farming production facilities within leased space including growing racks, electrical systems, water systems, storage areas, and production lines. The lease agreements often require the Company to return the leased space to its original state upon vacating the space at the end of the lease term.

The Company estimates asset retirement obligations which includes the total cost of disposing of the farming production facility and equipment from the leased space at the end of the lease term. The Company records the asset retirement obligations at fair value in accordance with ASC 410–20, Asset Retirement Obligations. The asset retirement obligation is valued using the Company’s incremental borrowing rate and is accreted over the expected lease term. The Company capitalizes the future cost of the retirement activities as part of the carrying amount of the farming production facilities at the in–service date. The asset is then depreciated on a straight–line basis over the expected lease term of the space.

The following table provides all changes to the company’s asset retirement obligations.

In thousands	December 31, 2021	December 31, 2020
Asset retirement obligations at the beginning of the year	$588	$204
Liabilities incurred	889	334
Accretion expenses	50	50
Total asset retirement obligations at year end	$1,527	$588

Accretion expense for the years ended December 31, 2021 and 2020 amounted to $50 thousand and $50 thousand, respectively